Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Long-Term Debt
Schedule of long-term debt

Long-term debt consisted of the following (in thousands):

Lender	As of June 30, 2014	Current portion	Long-term portion	As of December 31, 2013	Current portion	Long-term portion
The Royal Bank of Scotland	$681,677	$7,069	$674,608	$683,614	$4,628	$678,986
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	646,713	—	646,713	658,160	11,447	646,713
HSH Nordbank	30,166	4,614	25,552	31,163	2,545	28,618
The Export-Import Bank of Korea (“KEXIM”)	23,757	10,369	13,388	28,942	10,369	18,573
The Export-Import Bank of Korea & ABN Amro	62,484	11,250	51,234	68,109	11,250	56,859
Deutsche Bank	176,905	4,487	172,418	177,968	3,251	174,717
Credit Agricole	147,922	7,188	140,734	151,239	6,770	144,469
Credit Suisse	211,715	7,472	204,243	215,613	7,026	208,587
ABN Amro-Lloyds TSB-National Bank of Greece	243,037	7,921	235,116	247,001	7,537	239,464
Commerzbank-Credit Suisse-[Credit Agricole]	281,408	14,108	267,300	288,474	13,489	274,985
The Royal Bank of Scotland (January 2011 Credit Facility)	89,912	10,210	79,702	94,245	9,226	85,019
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (January 2011 Credit Facility)	102,994	20,834	82,160	110,396	15,503	94,893
ABN Amro-Lloyds TSB-National Bank of Greece (January 2011 Credit Facility)	29,306	5,536	23,770	31,953	5,415	26,538
Sinosure CEXIM-Citi-ABN Amro Credit Facility	152,550	20,340	132,210	162,720	20,340	142,380
Club Facility (January 2011 Credit Facility)	71,887	13,440	58,447	78,001	12,618	65,383
Citi—Eurobank Credit Facility (January 2011 Credit Facility)	72,348	5,224	67,124	74,808	5,048	69,760
Comprehensive Financing Plan exit fee accrued	9,991	—	9,991	8,117	—	8,117
Fair value hedged debt	1,296	—	1,296	1,580	—	1,580
Total long-term debt	$3,036,068	$150,062	$2,886,006	$3,112,103	$146,462	$2,965,641
Hyundai Samho Vendor Financing	$93,061	$57,388	$35,673	$121,755	$57,388	$64,367

Schedule of Maturities of long-term debt for the years subsequent

Maturities of long-term debt for the next five years and thereafter subsequent to June 30, 2014, are as follows (in thousands):

Payment due by period ended	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018* [and other payments thereafter]	Total principal payments
June 30, 2015	$142,861	$7,201	$—	$150,062
June 30, 2016	168,810	58,236	—	227,046
June 30, 2017	192,367	94,126	—	286,493
June 30, 2018	170,538	99,532	—	270,070
June 30, 2019 and thereafter	178,406	17,402	1,895,302	2,091,110
Total long-term debt	$852,982	$276,497	$1,895,302	$3,024,781

* The last payment due on December 31, 2018, includes the unamortized remaining principal debt balances under the Bank Agreement, as such amount will be determinable following the fixed and variable amortization.

Schedule of quarterly principal payments in fixed amounts in relation to total debt commitments from the lenders under the Bank Agreement and New Credit Facilities
	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2014	22,722,970	21,942,530	22,490,232	24,654,040	—	91,809,772
2015	26,736,647	27,021,750	25,541,180	34,059,102	—	113,358,679
2016	30,972,971	36,278,082	32,275,598	43,852,513	—	143,379,164
2017	44,938,592	36,690,791	35,338,304	31,872,109	—	148,839,796
2018	34,152,011	37,585,306	44,398,658	45,333,618	65,969,274	227,438,867

*           The Company may elect to make the scheduled payments shown in the above table three months earlier.

Hyundai Samho vendor financing
Long-Term Debt
Schedule of Maturities of long-term debt for the years subsequent

Maturities of Hyundai Samho vendor financing for the next periods subsequent to June 30, 2014, are as follows (in thousands):

Payment due by period ended
June 30, 2015	$57,388
June 30, 2016	35,673
Total vendor financing	$93,061

Credit Facilities
Long-Term Debt
Schedule of long-term debt

Credit Facilities Summary Table

Lender	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
The Royal Bank of Scotland(2)	$681.7

The Hyundai Progress, the Hyundai Highway, the Hyundai Bridge, the Federal (ex Hyundai Federal), the Zim Monaco, the Hanjin Buenos Aires, the Hanjin Versailles, the Hanjin Algeciras, the CMA CGM Racine and the CMA CGM Melisande

Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$646.7	The Hyundai Vladivostok, the Hyundai Advance, the Hyundai Stride, the Hyundai Future, the Hyundai Sprinter, the Amalia C, the Niledutch Zebra, the Niledutch Palanca, the Dimitris C,
Credit Agricole	$147.9	The CMA CGM Moliere and the CMA CGM Musset
Deutsche Bank	$176.9	The Zim Rio Grande, the Zim Sao Paolo and the OOCL Istanbul (ex Zim Kingston)
Credit Suisse	$211.7	The Zim Luanda, the CMA CGM Nerval and the YM Mandate
ABN Amro—Lloyds TSB—National Bank of Greece	$243.0	The SNL Colombo, the YM Seattle, the YM Vancouver and the YM Singapore
Commerzbank—Credit Suisse—Credit Agricole	$281.4	The OOCL Novorossiysk (ex ZIM Dalian), the Hanjin Santos, the YM Maturity, the Hanjin Constantza and the CMA CGM Attila
HSH Nordbank	$30.2	The Deva and the Derby D
KEXIM	$23.8	The CSCL Europe and the CSCL America
KEXIM-ABN Amro	$62.5	The CSCL Pusan and the CSCL Le Havre
January 2011 Credit Facilities
Aegean Baltic—HSH Nordbank—Piraeus Bank(3)	$103.0	The Hyundai Speed, the Hanjin Italy and the CMA CGM Rabelais
RBS(2)	$89.9	The Hyundai Smart and the Hanjin Germany
ABN Amro Club Facility	$29.3	The Hanjin Greece
Club Facility	$71.9	The Hyundai Together and the Hyundai Tenacity
Citi-Eurobank	$72.3	The Hyundai Ambition
Sinosure-CEXIM-Citi-ABN Amro	$152.6	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson
Vendor Financing
Hyundai Samho	$93.1	Second priority liens on the Hyundai Smart, the Hyundai Speed, the Hyundai Ambition, the Hyundai Together, the Hyundai Tenacity, the Hanjin Greece, the Hanjin Italy and the Hanjin Germany

(1)                     As of June 30, 2014.

(2)                     Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D, the CSCL America and the CSCL Le Havre.

(3)                     Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva, the CSCL Europe and the CSCL Pusan.